UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22732

ETF Series Trust

(Exact name of registrant as specified in charter)

145 Mason St, 2nd Fl

Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

With a copy to:

Allison Fumai

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036-6797

Registrant’s telephone number, including area code: (203) 900-1400

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Recon Capital NASDAQ 100 Covered Call ETF

July 31, 2014 (Unaudited)

Common Stocks - 100.7%†

Security Description	Shares	Value ($)
Consumer Discretionary - 18.8%
Amazon.com, Inc.*	1,065	333,334
Bed Bath & Beyond, Inc.*	487	30,822
Charter Communications, Inc. Class A*	244	37,703
Comcast Corp. Class A	4,920	264,352
DIRECTV*	1,207	103,862
Discovery Communications, Inc. Class A*	337	28,716
DISH Network Corp. Class A*	503	31,116
Dollar Tree, Inc.*	478	26,037
Expedia, Inc.	268	21,285
Garmin Ltd.	447	24,603
Liberty Global PLC Class A*	511	21,258
Liberty Interactive Corp. Class A*	1,099	30,827
Liberty Media Corp. Class A*	244	11,480
Liberty Media Corp. Class C*	488	22,936
Marriott International, Inc. Class A	691	44,715
Mattel, Inc.	777	27,525
NetFlix, Inc.*	135	57,067
O'Reilly Automotive, Inc.*	245	36,750
Priceline Group, Inc. (The)*	119	147,852
Ross Stores, Inc.	495	31,878
Sirius XM Holdings, Inc.*	13,898	46,975
Staples, Inc.	1,506	17,454
Starbucks Corp.	1,733	134,619
Tesla Motors, Inc.*	284	63,417
Tractor Supply Co.	321	19,957
TripAdvisor, Inc.*	300	28,452
Twenty-First Century Fox, Inc. Class A	3,415	108,187
Viacom, Inc. Class B	909	75,147
Wynn Resorts Ltd.	236	50,315
		1,878,641

Consumer Staples - 4.4%
Costco Wholesale Corp.	1,004	118,010
Keurig Green Mountain, Inc.	377	44,968
Kraft Foods Group, Inc.	1,372	73,519
Mondelez International, Inc. Class A	3,917	141,012
Monster Beverage Corp.*	385	24,625
Whole Foods Market, Inc.	855	32,678
		434,812

Health Care - 14.2%
Alexion Pharmaceuticals, Inc.*	447	71,069
Amgen, Inc.	1,740	221,659
Biogen Idec, Inc.*	542	181,239
Catamaran Corp.*	478	21,744
Celgene Corp.*	1,842	160,530
Cerner Corp.*	792	43,719
Express Scripts Holding Co.*	1,763	122,793
Gilead Sciences, Inc.*	3,536	323,721
Henry Schein, Inc.*	197	22,901
Illumina, Inc.*	292	46,694
Intuitive Surgical, Inc.*	87	39,807
Mylan, Inc.*	879	43,396
Regeneron Pharmaceuticals, Inc.*	228	72,098
Vertex Pharmaceuticals, Inc.*	535	47,567
		1,418,937

Industrials - 1.7%
CH Robinson Worldwide, Inc.	353	23,813
Expeditors International of Washington, Inc.	478	20,640
Fastenal Co.	681	30,202
PACCAR, Inc.	815	50,750
Stericycle, Inc.*	197	23,177
Verisk Analytics, Inc. Class A*	385	23,116
		171,698

Information Technology - 60.2%
Activision Blizzard, Inc.	1,606	35,942
Adobe Systems, Inc.*	1,154	79,753
Akamai Technologies, Inc.*	409	24,139
Altera Corp.	737	24,114
Analog Devices, Inc.	721	35,783
Apple, Inc.	13,943	1,332,532
Applied Materials, Inc.	2,775	58,164
Autodesk, Inc.*	519	27,689
Automatic Data Processing, Inc.	1,112	90,417
Avago Technologies Ltd. Class A	573	39,755
Baidu, Inc.*(a)	629	135,896
Broadcom Corp. Class A	1,199	45,874
CA, Inc.	1,035	29,891
Check Point Software Technologies Ltd.*	455	30,881
Cisco Systems, Inc.	11,749	296,427
Citrix Systems, Inc.*	424	28,718
Cognizant Technology Solutions Corp. Class A*	1,388	68,081
eBay, Inc.*	2,977	157,186
Equinix, Inc.*	118	25,313
F5 Networks, Inc.*	181	20,379
Facebook, Inc. Class A*	4,576	332,446
Fiserv, Inc.*	596	36,755
Google, Inc. Class A*	659	381,924
Google, Inc. Class C*	784	448,134
Intel Corp.	11,448	387,973
Intuit, Inc.	652	53,445
KLA-Tencor Corp.	385	27,524
Linear Technology Corp.	542	23,921
Maxim Integrated Products, Inc.	652	19,110
Micron Technology, Inc.*	2,428	74,175
Microsoft Corp.	19,083	823,622
NetApp, Inc.	784	30,451
NVIDIA Corp.	1,307	22,872
NXP Semiconductor NV*	565	35,228
Paychex, Inc.	839	34,407
QUALCOMM, Inc.	3,894	286,988
SanDisk Corp.	519	47,597
Seagate Technology PLC	745	43,657
Symantec Corp.	1,599	37,832
Texas Instruments, Inc.	2,523	116,689

Portfolio of Investments (concluded)

Recon Capital NASDAQ 100 Covered Call ETF

July 31, 2014 (Unaudited)

Common Stocks (continued)

Security Description	Shares	Value ($)
Western Digital Corp.	542	54,108
Xilinx, Inc.	613	25,213
Yahoo!, Inc.*	2,336	83,652
		6,014,657

Materials - 0.3%
Sigma-Aldrich Corp.	276	27,716

Telecommunication Services - 1.1%
SBA Communications Corp. Class A*	292	31,223
VimpelCom Ltd.(a)	4,165	34,736
Vodafone Group PLC(a)	1,239	41,160
		107,119

TOTAL INVESTMENTS - 100.7%
(Cost $9,919,571)		10,053,580
Liabilities in Excess of Other Assets - (0.7)%		(71,374)
Total Net Assets - 100.0%		9,982,206

	Number of Contracts
Options Written - (.8)%
NDX Call, Expires 08/16/14, Strike Price $39.25.	25	(75,375)
TOTAL OPTIONS WRITTEN - (.8)%
(Premiums Received $117,665)		$(75,375)

(†)	Virtually all of the portfolio securities are segregated to cover margins on options written.
*	Non-income producing security.
(a)	American Depositary Receipts.

Notes to Schedule of Investments

July 31, 2014 (unaudited)

Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of July 31, 2014 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3
Common Stocks	$10,053,580	$—	$—
Other Financial Instruments*	(75,375)	—	—
Total	$9,978,205	$—	$—

*	Other financial instruments include written option contracts, which are valued at fair value, net of any applicable premiums.

For significant movements between levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

FEDERAL INCOME TAX

At July 31, 2014, the cost of investments on a tax basis was as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$9,919,571	$295,216	$(161,207)	$134,009

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized gains to shareholders. Dividends and/or distributions, if any, are paid to shareholders invested in the Fund on the applicable record date, at least annually.

Notes to Schedule of Investments (continued)

July 31, 2014 (unaudited)

Net realized capital gains, if any, will be distributed by the Fund at least annually. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as an expense in the current year. The Fund is required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. As of July 31, 2014, the Fund’s open tax year is open for examination.

DERIVATIVE FINANCIAL INSTRUMENTS

Options

Transactions in options written during the period ended were as follows:

	Notional Amount	Premiums Received
Options outstanding, at beginning of period	$—	$—
Options written	106	598,252
Options closed	(74)	(459,235)
Options expired	(7)	(21,352)
Options outstanding, at end of period	$25	$117,665

The Fund may write covered call and put options on portfolios securities and other financial instruments. Premiums received are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transactions to determine the net realized gain or loss. By writing a covered call option, the Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market of the price of the underlying security increase. By writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current price. Changes in value of written options are reported as change in unrealized gain (loss) on written options in the Statement of Operations. When the written option expires, is terminated or is sold, the Fund will record a gain or loss, which is reported as realized gain (loss) on written options in the Statement of Operations.

The Fund may purchase call and put options on the portfolio securities or other financial instruments. The Fund may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. The Fund may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written positions. Changes in value of purchased options are reported as part of change in unrealized gain (loss) on investments in the Statement of Operations. When the purchased option expires, is terminated or is sold, the Fund will record a gain or loss, which is reported as part of realized gain (loss) on investments in the Statement of Operations.

Risks may arise from an imperfect correlation between the change in market value of the securities held by the Fund and the prices of options relating to the securities purchased or sold by the Fund and from possible lack of liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option. Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

Sector Allocation (%)
(at July 31, 2014)
Information Technology	60.2
Consumer Discretionary	18.8
Health Care	14.2
Consumer Staples	4.4
Industrials	1.7
Telecommunication Services	1.1
Materials	0.3
Total Investments	100.7
Liabilities in Excess of Other Assets	(0.7)
Net Assets	100.0

Percentages indicated are based upon net assets.
The Fund's portfolio composition is subject to change.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Trust

By (Signature and Title)*	/s/ Garrett Paolella
Garrett Paolella
President/Chief Executive Officer
(principal executive officer)

Date	9/15/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Garrett Paolella
Garrett Paolella
President/Chief Executive Officer and
Treasurer/Chief Financial Officer
(principal executive officer and principal financial officer)

Date	9/15/2014

* Print the name and title of each signing officer under his or her signature.